Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2016
Registrant Name	MainGate Trust
Central Index Key	0001505064
Amendment Flag	false
Document Creation Date	Mar. 30, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
MainGate MLP Fund | Class A
Prospectus:
Trading Symbol	AMLPX
MainGate MLP Fund | Class I
Prospectus:
Trading Symbol	IMLPX
MainGate MLP Fund | Class C
Prospectus:
Trading Symbol	MLCPX